Goodwill, Intangible Assets and Acquisitions - Intangible assets arising from acquisitions (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill, Intangible Assets and Acquisitions
Cost	$ 191,120	$ 196,085
Accumulated Amortization	(81,339)	(61,956)
Intangible assets, net	109,781	134,129
Game related
Goodwill, Intangible Assets and Acquisitions
Cost	132,762	136,155
Accumulated Amortization	(56,156)	(43,406)
Intangible assets, net	76,606	92,749
Technology
Goodwill, Intangible Assets and Acquisitions
Cost	10,327	10,596
Accumulated Amortization	(3,569)	(2,831)
Intangible assets, net	6,758	7,765
Trademark and domain name
Goodwill, Intangible Assets and Acquisitions
Cost	24,738	25,436
Accumulated Amortization	(8,063)	(5,765)
Intangible assets, net	16,675	19,671
Others
Goodwill, Intangible Assets and Acquisitions
Cost	23,293	23,898
Accumulated Amortization	(13,551)	(9,954)
Intangible assets, net	$ 9,742	$ 13,944